Credit Facilities and Lease Obligations - Credit Facilities Activity (Details) - USD ($)				3 Months Ended								12 Months Ended
	Dec. 29, 2021	Dec. 06, 2021	Oct. 27, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Activity In Borrowings [Roll Forward]
Repayments of current borrowings					$ 0	$ 0
Revolver
Activity In Borrowings [Roll Forward]
Outstanding balances, beginning of period		$ 450,000,000.0					$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Repayments of current borrowings	$ (5,000,000.0)	$ (215,000,000.0)		$ 0			0	$ (220,000,000.0)	0	$ 0	0
Amount repaid												0	0	0
Proceeds from current borrowings			$ 220,000,000.0					220,000,000.0
Outstanding borrowings, end of period				0				0				0	0	0
Term Loans
Activity In Borrowings [Roll Forward]
Outstanding balances, beginning of period							660,400,000		470,400,000		592,300,000	660,400,000	470,400,000	592,300,000
Amount repaid				(19,562,500)	$ (4,562,500)	$ (4,562,500)	$ (4,562,500)	(145,000,000.0)	$ (30,000,000.0)	$ (61,000,000.0)	$ (60,900,000)	(33,200,000)	(175,000,000.0)	(121,900,000)
Amount borrowed								365,000,000.0				0	365,000,000.0	0
Outstanding borrowings, end of period				$ 627,200,000				$ 660,400,000				$ 627,200,000	$ 660,400,000	$ 470,400,000